Consolidated Statement of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Revenue
Total revenue		$ 185,349,630	$ 121,961,057	$ 78,351,448
Cost of revenues		158,502,351	109,008,853	82,290,135
Gross profit (loss)		26,847,279	12,952,204	(3,938,687)
Operating expenses:
Selling expenses		16,342	27,452
General and administrative expenses		3,250,019	2,443,537	1,792,779
Total operating expenses		3,266,361	2,470,989	1,792,779
Income (loss) from operations		23,580,918	10,481,215	(5,731,466)
Other income (expense), net:
Interest income		18	5	7,607
Interest expense		(101,877)	(122,392)	(60,256)
Other income (expense), net		129,098	(100,093)	25,486
Total other income (expense), net		27,239	(222,480)	(27,163)
Income (loss) before income taxes		23,608,157	10,258,735	(5,758,629)
Provision for income taxes		11,243	2,113	2,357
Net income (loss)		23,596,914	10,256,622	(5,760,986)
Less: Net income (loss) attributable to non-controlling interests		11,364,098	4,946,114	(2,592,023)
Net income (loss) attributable to the Company		12,232,816	5,310,508	(3,168,963)
Comprehensive income (loss)		23,596,914	10,256,622	(5,760,986)
Less: Comprehensive income (loss) attributable to non-controlling interests		11,364,098	4,946,114	(2,592,023)
Comprehensive income (loss) attributable to the Company		$ 12,232,816	$ 5,310,508	$ (3,168,963)
Earnings (losses) Per share attributable to the Company - Basic (in Dollars per share)	[1]	$ 0.24	$ 0.11	$ (0.06)
Weighted Average Shares Outstanding – Basic (in Shares)	[1]	50,000,000	50,000,000	50,000,000
Ocean freight revenue
Revenue
Total revenue		$ 178,126,765	$ 110,113,752	$ 77,301,897
Vessel service revenue
Revenue
Total revenue		$ 7,222,865	$ 11,847,305	$ 1,049,551

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization